CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 445,944	$ 5,995,872
Other receivables	78,300	374,678
Prepaid expenses and deposits	39,294	69,036
Finance receivables, net	2,858,066	3,432,340
Investments	636,761	1,202,349
Inventory	77,622	117,242
Digital assets	5,207,249	861,230
Total current assets	9,343,236	12,052,747
Non-current assets
Equipment, net	69,485	76,894
Long-term investments	0	2,224
Right-of-use asset, net	121,270	53,488
Intangible assets, net	4,619,237	4,933,871
Total assets	14,153,228	17,119,224
Current liabilities
Trade and other payables	4,087,547	4,362,068
Lease obligations	151,798	53,780
Warrants liability	0	212,002
Derivative liabilities	1,835	280,000
Deferred income	0	1,000,000
Notes payable	1,975,305	619,029
Convertible debentures	429,995	152,113
Total current liabilities	6,646,480	6,678,992
Total liabilities	6,646,480	6,678,992
SHAREHOLDERS’ EQUITY
Warrants	1,028,780	1,997,759
Contributed surplus	33,578,589	31,072,543
Foreign exchange translation reserve	276,146	50,795
Accumulated deficit	(195,259,703)	(172,110,884)
Class A Multiple Voting Shares to be issued	1,028,780	1,997,759
Equity attributable to shareholders of the Company	8,652,043	11,480,538
Non-controlling interests	(1,145,295)	(1,040,306)
Shareholders equity	7,506,748	10,440,232
Total liabilities and shareholders’ equity	14,153,228	17,119,224
Class A Shares
SHAREHOLDERS’ EQUITY
Share capital	151,701	151,701
Class A Multiple Voting Shares to be issued	439	0
Shareholders equity	151,701	151,701
Class B Subordinate Shares
SHAREHOLDERS’ EQUITY
Share capital	$ 168,876,091	$ 150,318,624